Stockholders' Equity (Deficit) (Quarter) (Detail) - Stock Option Activity (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Balance,			2,420,000	320,825
Balance, (in Dollars per share)			$ 0.0679	$ 0.001
Exercisable at 9/30/12	7,440,158			302,500
Exercisable at 9/30/12 (in Dollars per share)	$ 0.1841			$ 0.0679
Granted	770,000	6,608,218	2,495,325	2,420,000
Granted (in Dollars per share)	$ 0.7825	$ 0.1536	$ 0.3292	$ 0.0679
Forfeited	(375,000)	(1,980,333)
Forfeited (in Dollars per share)	$ 0.0679	$ 0.0679
Balance,	9,938,210			2,420,000
Balance, (in Dollars per share)	$ 0.2459			$ 0.0679